Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 37,775	¥ 38,540	¥ 40,387
Net interest cost	(1,254)	(1,797)	(1,453)
Past service cost		108	(44)
Total	¥ 36,521	¥ 36,851	¥ 38,890